Fair value measurement	9 Months Ended
Jul. 31, 2019
Text block [abstract]
Fair value measurement

Note 2.    Fair value measurement

Fair value of financial instruments

	Carrying value
$ millions, as at July 31, 2019	Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
Financial assets
Cash and deposits with banks	$16,261	$438	$–	$–	$16,699	$16,699	$–
Securities	18,729	56,730	371	43,869	119,699	119,771	72
Cash collateral on securities borrowed	4,899	–	–	–	4,899	4,899	–
Securities purchased under resale agreements	47,316	3,207	–	–	50,523	50,523	–
Loans
Residential mortgages	207,278	34	–	–	207,312	207,527	215
Personal	43,100	–	–	–	43,100	43,121	21
Credit card	12,289	–	–	–	12,289	12,289	–
Business and government	102,183	20,877	–	–	123,060	123,151	91
Derivative instruments	–	24,582	–	–	24,582	24,582	–
Customers’ liability under acceptances	9,679	–	–	–	9,679	9,679	–
Other assets	12,965	–	–	–	12,965	12,965	–
Financial liabilities
Deposits
Personal	$173,692	$–	$1,504	$–	$175,196	$175,152	$(44)
Business and government	245,508	–	8,468	–	253,976	254,390	414
Bank	12,650	–	–	–	12,650	12,650	–
Secured borrowings	39,080	–	142	–	39,222	39,557	335
Derivative instruments	–	25,895	–	–	25,895	25,895	–
Acceptances	9,740	–	–	–	9,740	9,740	–
Obligations related to securities sold short	–	13,543	–	–	13,543	13,543	–
Cash collateral on securities lent	1,917	–	–	–	1,917	1,917	–
Obligations related to securities sold under repurchase agreements	50,097	–	–	–	50,097	50,097	–
Other liabilities	12,189	107	9	–	12,305	12,305	–
Subordinated indebtedness	5,620	–	–	–	5,620	5,872	252

	Carrying value
$ millions, as at October 31, 2018	Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
Financial assets
Cash and deposits with banks	$17,637	$54	$–	$–	$17,691	$17,691	$–
Securities	12,876	52,394	184	36,210	101,664	101,507	(157)
Cash collateral on securities borrowed	5,488	–	–	–	5,488	5,488	–
Securities purchased under resale agreements	40,128	3,322	–	–	43,450	43,450	–
Loans
Residential mortgages	207,523	12	–	–	207,535	205,868	(1,667)
Personal	42,577	–	–	–	42,577	42,559	(18)
Credit card	12,255	–	–	–	12,255	12,255	–
Business and government	92,605	16,424	–	–	109,029	108,917	(112)
Derivative instruments	–	21,431	–	–	21,431	21,431	–
Customers’ liability under acceptances	10,265	–	–	–	10,265	10,265	–
Other assets	10,230	–	–	–	10,230	10,230	–
Financial liabilities
Deposits
Personal	$163,113	$–	$766	$–	$163,879	$163,642	$(237)
Business and government	233,174	–	6,975	–	240,149	240,374	225
Bank	14,380	–	–	–	14,380	14,380	–
Secured borrowings	42,481	–	126	–	42,607	42,868	261
Derivative instruments	–	20,973	–	–	20,973	20,973	–
Acceptances	10,296	–	–	–	10,296	10,296	–
Obligations related to securities sold short	–	13,782	–	–	13,782	13,782	–
Cash collateral on securities lent	2,731	–	–	–	2,731	2,731	–
Obligations related to securities sold under repurchase agreements	30,840	–	–	–	30,840	30,840	–
Other liabilities	13,030	95	17	–	13,142	13,142	–
Subordinated indebtedness	4,080	–	–	–	4,080	4,340	260

The table below presents the level in the fair value hierarchy into which the fair values of financial instruments, that are carried at fair value on the interim consolidated balance sheet, are categorized:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total	Total
$ millions, as at	2019 Jul. 31	2018 Oct. 31	2019 Jul. 31	2018 Oct. 31	2019 Jul. 31	2018 Oct. 31	2019 Jul. 31	2018 Oct. 31
Financial assets
Deposits with banks	$–	$–	$438	$54	$–	$–	$438	$54
Securities mandatorily measured and designated at FVTPL
Government issued or guaranteed	2,382	4,264	19,554 (1)	16,328 (1)	–	–	21,936	20,592
Corporate equity	27,306	25,140	538	208	6	6	27,850	25,354
Corporate debt	–	–	4,705	3,675	23	26	4,728	3,701
Mortgage- and asset-backed	–	–	2,386 (2)	2,612 (2)	201	319	2,587	2,931
	29,688	29,404	27,183	22,823	230	351	57,101	52,578

Loans mandatorily measured at FVTPL
Business and government	–	–	19,952	15,942	925	482	20,877	16,424
Residential mortgages	–	–	34	12	–	–	34	12
	–	–	19,986	15,954	925	482	20,911	16,436

Debt securities measured at FVOCI
Government issued or guaranteed	1,310	2,844	32,145	24,763	–	–	33,455	27,607
Corporate debt	–	–	6,506	4,543	–	–	6,506	4,543
Mortgage- and asset-backed	–	–	3,317	3,498	–	–	3,317	3,498
	1,310	2,844	41,968	32,804	–	–	43,278	35,648

Equity securities designated at FVOCI
Corporate equity	50	42	254	235	287	285	591	562
	50	42	254	235	287	285	591	562

Securities purchased under resale agreements measured at FVTPL	–	–	3,207	3,322	–	–	3,207	3,322
Derivative instruments
Interest rate	3	–	8,750	5,593	40	–	8,793	5,593
Foreign exchange	–	–	10,371	9,303	–	–	10,371	9,303
Credit	–	–	2	3	104	115	106	118
Equity	2,156	1,727	995	1,783	227	107	3,378	3,617
Precious metal	–	–	320	206	–	–	320	206
Other commodity	346	143	1,268	2,451	–	–	1,614	2,594
	2,505	1,870	21,706	19,339	371	222	24,582	21,431
Total financial assets	$33,553	$34,160	$114,742	$94,531	$1,813	$1,340	$150,108	$130,031
Financial liabilities
Deposits and other liabilities (3)	$–	$–	$(9,679)	$(7,556)	$(551)	$(423)	$(10,230)	$(7,979)
Obligations related to securities sold short	(5,735)	(4,443)	(7,808)	(9,339)	–	–	(13,543)	(13,782)
	(5,735)	(4,443)	(17,487)	(16,895)	(551)	(423)	(23,773)	(21,761)

Derivative instruments
Interest rate	(2)	–	(8,189)	(6,152)	(13)	(109)	(8,204)	(6,261)
Foreign exchange	–	–	(11,620)	(9,335)	–	–	(11,620)	(9,335)
Credit	–	–	(30)	(16)	(113)	(131)	(143)	(147)
Equity	(1,686)	(1,489)	(2,258)	(2,268)	(140)	(119)	(4,084)	(3,876)
Precious metal	–	–	(121)	(258)	–	–	(121)	(258)
Other commodity	(302)	(487)	(1,421)	(609)	–	–	(1,723)	(1,096)
	(1,990)	(1,976)	(23,639)	(18,638)	(266)	(359)	(25,895)	(20,973)
Total financial liabilities	$(7,725)	$(6,419)	$(41,126)	$(35,533)	$(817)	$(782)	$(49,668)	$(42,734)
(1)	Includes $55 million related to securities designated at FVTPL (October 31, 2018: $52 million).
(2)	Includes $316 million related to asset-backed securities designated at FVTPL (October 31, 2018: $132 million).
(3)

Comprises deposits designated at FVTPL of $9,621 million (October 31, 2018: $7,517 million), net bifurcated embedded derivative liabilities of $493 million (October 31, 2018: $350 million), other liabilities designated at FVTPL of $9 million (October 31, 2018: $17 million), and other financial liabilities measured at fair value of $107 million (October 31, 2018: $95 million).

Transfers between levels in the fair value hierarchy are deemed to have occurred at the beginning of the quarter in which the transfer occurred. Transfers between levels can occur as a result of additional or new information regarding valuation inputs and changes in their observability. During the quarter ended July 31, 2019, we transferred $2,091 million of securities mandatorily measured at FVTPL and $921 million of securities sold short from Level 1 to Level 2 due to reduced observability in the inputs used to value these securities (for the quarter ended April 30, 2019, $411 million of securities mandatorily measured at FVTPL and $844 million of securities sold short were transferred from Level 1 to Level 2; for the quarter ended July 31, 2018, $129 million of securities mandatorily measured at FVTPL and $763 million of securities sold short were transferred from Level 1 to Level 2). In addition, transfers between Level 2 and Level 3 were made during the quarters ended July 31, 2019, April 30, 2019, and July 31, 2018, primarily due to changes in the observability of certain market volatility inputs that were used in measuring the fair value of our embedded derivatives, as noted in the following table.

The following table presents the changes in fair value of financial assets and liabilities in Level 3. These instruments are measured at fair value utilizing non-observable market inputs. We often hedge positions with offsetting positions that may be classified in a different level. As a result, the gains and losses for assets and liabilities in the Level 3 category presented in the table below do not reflect the effect of offsetting gains and losses on the related hedging instruments that are classified in Level 1 and Level 2.

	Opening balance	Net gains (losses) included in income (1)		Net unrealized gains (losses) included in OCI (4)	Transfer in to Level 3	Transfer out of Level 3
$ millions, for the three months ended		Realized (2)	Unrealized (2)(3)				Purchases	Issuances	Sales	Settlements	Closing balance
Jul. 31, 2019
Securities mandatorily measured at FVTPL
Corporate equity	$7	$–	$(1)	$–	$–	$–	$–	$–	$–	$–	$6
Corporate debt	24	–	(1)	–	–	–	–	–	–	–	23
Mortgage- and asset-backed	246	–	–	–	–	–	–	–	–	(45)	201
Loans mandatorily measured at FVTPL
Business and government	934	–	–	(14)	–	–	18	16	(19)	(10)	925
Equity securities designated at FVOCI
Corporate equity	296	–	–	(7)	–	–	23	–	(25)	–	287
Derivative instruments
Interest rate	25	–	26	–	–	–	–	1	–	(12)	40
Credit	114	(7)	(3)	–	–	–	–	–	–	–	104
Equity	273	–	(39)	–	–	(6)	4	–	–	(5)	227
Total assets	$1,919	$(7)	$(18)	$(21)	$–	$(6)	$45	$17	$(44)	$(72)	$1,813
Deposits and other liabilities (5)	$(593)	$–	$65	$–	$(44)	$25	$–	$(51)	$–	$47	$(551)
Derivative instruments
Interest rate	(17)	–	15	–	–	–	–	–	–	(11)	(13)
Credit	(124)	7	3	–	–	–	–	–	–	1	(113)
Equity	(167)	–	(4)	–	–	24	–	(5)	–	12	(140)
Total liabilities	$(901)	$7	$79	$–	$(44)	$49	$–	$(56)	$–	$49	$(817)
Apr. 30, 2019
Securities mandatorily measured at FVTPL
Corporate equity	$7	$–	$–	$–	$–	$–	$–	$–	$–	$–	$7
Corporate debt	24	–	–	–	–	–	–	–	–	–	24
Mortgage- and asset-backed	239	–	1	–	–	–	74	–	–	(68)	246
Loans mandatorily measured at FVTPL
Business and government	793	–	1	15	–	–	313	3	(47)	(144)	934
Equity securities designated at FVOCI
Corporate equity	281	–	–	(4)	–	–	27	–	(8)	–	296
Derivative instruments
Interest rate	–	–	24	–	–	–	–	1	–	–	25
Credit	112	(1)	3	–	–	–	–	–	–	–	114
Equity	264	–	25	–	–	(17)	5	–	–	(4)	273
Total assets	$1,720	$(1)	$54	$11	$–	$(17)	$419	$4	$(55)	$(216)	$1,919
Deposits and other liabilities (5)	$(461)	$–	$(111)	$–	$(2)	$15	$–	$(67)	$–	$33	$(593)
Derivative instruments
Interest rate	(24)	–	7	–	–	–	–	–	–	–	(17)
Credit	(128)	1	(3)	–	–	–	–	–	–	6	(124)
Equity	(141)	–	(53)	–	–	53	–	(31)	–	5	(167)
Total liabilities	$(754)	$1	$(160)	$–	$(2)	$68	$–	$(98)	$–	$44	$(901)
Jul. 31, 2018
Securities mandatorily measured at FVTPL
Corporate equity	$10	$–	$(1)	$–	$–	$–	$–	$–	$–	$–	$9
Corporate debt	25	–	–	–	–	–	–	–	–	–	25
Mortgage- and asset-backed	537	1	2	–	–	–	14	–	(85)	(120)	349
Loans mandatorily measured at FVTPL
Business and government	611	–	–	5	–	–	25	57	(9)	(290)	399
Debt securities measured at FVOCI
Government issued or guaranteed	–	–	–	(39)	479	–	–	–	–	–	440
Equity securities designated at FVOCI
Corporate equity	283	–	–	(13)	–	–	78	–	(76)	–	272
Derivative instruments
Interest rate	2	–	–	–	–	–	–	–	–	–	2
Credit	120	(9)	3	–	–	–	–	–	–	–	114
Equity	26	–	3	–	–	–	7	–	–	(8)	28
Total assets	$1,614	$(8)	$7	$(47)	$479	$–	$124	$57	$(170)	$(418)	$1,638
Deposits and other liabilities (5)	$(376)	$–	$(48)	$–	$(26)	$55	$–	$(68)	$–	$32	$(431)
Derivative instruments
Interest rate	(37)	–	(19)	–	–	–	–	–	–	(22)	(78)
Credit	(136)	9	(3)	–	–	–	–	–	–	–	(130)
Equity	(143)	–	1	–	–	–	–	(47)	–	37	(152)
Total liabilities	$(692)	$9	$(69)	$–	$(26)	$55	$–	$(115)	$–	$47	$(791)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(3)	Comprises unrealized gains and losses relating to these assets and liabilities held at the end of the reporting period.
(4)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(5)

Includes deposits designated at FVTPL of $120 million (April 30, 2019: $118 million; July 31, 2018: $47 million) and net bifurcated embedded derivative liabilities of $431 million (April 30, 2019: $475 million; July 31, 2018: $384 million).

	IAS 39 Opening balance	Reclassification upon adoption of IFRS 9	IFRS 9 Opening balance	Net gains (losses) included in income (1)		Net unrealized gains (losses) included in OCI (4)	Transfer in to Level 3	Transfer out of Level 3
$ millions, for the nine months ended				Realized (2)	Unrealized (2)(3)				Purchases	Issuances	Sales	Settlements	Closing balance
Jul. 31, 2019
Securities mandatorily measured at FVTPL
Corporate equity	n/a	n/a	$6	$–	$–	$–	$–	$–	$–	$–	$–	$–	$6
Corporate debt	n/a	n/a	26	–	(3)	–	–	–	–	–	–	–	23
Mortgage- and asset-backed	n/a	n/a	319	–	1	–	–	–	74	–	–	(193)	201
Loans mandatorily measured at FVTPL
Business and government	n/a	n/a	482	–	–	1	–	–	791	65	(82)	(332)	925
Equity securities designated at FVOCI
Corporate equity	n/a	n/a	285	–	–	(6)	–	–	62	–	(54)	–	287
Derivative instruments
Interest rate	n/a	n/a	–	–	50	–	–	–	–	2	–	(12)	40
Credit	n/a	n/a	115	(9)	(2)	–	–	–	–	–	–	–	104
Equity	n/a	n/a	107	–	–	–	–	(23)	9	146	–	(12)	227
Total assets	n/a	n/a	$1,340	$(9)	$46	$(5)	$–	$(23)	$936	$213	$(136)	$(549)	$1,813
Deposits and other liabilities (5)	n/a	n/a	$(423)	$–	$(52)	$–	$(65)	$59	$–	$(163)	$–	$93	$(551)
Derivative instruments
Interest rate	n/a	n/a	(109)	–	124	–	–	–	–	–	–	(28)	(13)
Credit	n/a	n/a	(131)	9	2	–	–	–	–	–	–	7	(113)
Equity	n/a	n/a	(119)	–	(79)	–	–	77	–	(58)	–	39	(140)
Total liabilities	n/a	n/a	$(782)	$9	$(5)	$–	$(65)	$136	$–	$(221)	$–	$111	$(817)
Jul. 31, 2018
Securities mandatorily measured at FVTPL (2017: Trading securities)
Corporate equity	$32	$10	$42	$–	$(1)	$–	$–	$–	$–	$–	$–	$(32)	$9
Corporate debt	–	–	–	–	(1)	–	–	–	26	–	–	–	25
Mortgage- and asset-backed	3	707	710	3	9	–	12	–	75	–	(105)	(355)	349
Securities designated at FVTPL (2017: FVO securities)
Asset-backed	94	(94)	–	–	–	–	–	–	–	–	–	–	–
Loans mandatorily measured at FVTPL (2017: Trading loans)
Business and government	103	363	466	–	(5)	(11)	–	–	584	70	(120)	(585)	399
Debt securities measured at FVOCI (2017: AFS debt securities)
Government issued or guaranteed	–	–	–	–	–	(39)	479	–	–	–	–	–	440
Corporate debt	4	–	4	(5)	1	–	–	–	26	–	(26)	–	–
Mortgage- and asset-backed	1,674	(1,674)	–	–	–	–	–	–	–	–	–	–	–
Equity securities designated at FVOCI (2017: AFS equity securities)
Corporate equity	289	(10)	279	(3)	(2)	(9)	–	–	130	–	(123)	–	272
Derivative instruments
Interest rate	28	–	28	–	(18)	–	–	–	–	–	–	(8)	2
Credit	130	–	130	(16)	–	–	–	–	–	–	–	–	114
Equity	38	–	38	–	(22)	–	12	(1)	24	–	–	(23)	28
Total assets	$2,395	$(698)	$1,697	$(21)	$(39)	$(59)	$503	$(1)	$865	$70	$(374)	$(1,003)	$1,638
Deposits and other liabilities (5)	$(369)	$–	$(369)	$–	$(1)	$–	$(64)	$76	$–	$(146)	$–	$73	$(431)
Derivative instruments
Interest rate	(20)	–	(20)	–	(39)	–	–	–	–	–	–	(19)	(78)
Credit	(148)	–	(148)	16	–	–	–	–	–	–	–	2	(130)
Equity	(77)	–	(77)	–	(6)	–	(71)	46	–	(119)	–	75	(152)
Total liabilities	$(614)	$–	$(614)	$16	$(46)	$–	$(135)	$122	$–	$(265)	$–	$131	$(791)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(3)	Comprises unrealized gains and losses relating to these assets and liabilities held at the end of the reporting period.
(4)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(5)	Includes deposits designated at FVTPL of $120 million (July 31, 2018: $47 million) and net bifurcated embedded derivative liabilities of $431 million (July 31, 2018: $384 million).
n/a	Not applicable.

Quantitative information about significant non-observable inputs and sensitivity of Level 3 financial assets and liabilities

During the quarter, there were no significant changes in the valuation techniques and the range of significant non-observable inputs used in measuring our Level 3 financial assets and liabilities. The impact of adjusting one or more of the non-observable inputs within a reasonably possible range on the fair value of our Level 3 financial assets and liabilities as at July 31, 2019 did not change significantly from the impact disclosed in the 2018 Annual Report.

Financial instruments designated at FVTPL (Fair value option)

A net loss of $6 million, net of hedges for the three months ended July 31, 2019 (a net gain of $4 million and $9 million for the three months ended April 30, 2019 and July 31, 2018, respectively), which is included in the interim consolidated statement of income under Gains (losses) from financial instruments measured/designated at FVTPL, net was realized for FVO assets and FVO liabilities. A net gain of $1 million, net of hedges for the nine months ended July 31, 2019 was realized for FVO assets and FVO liabilities (a net gain of $40 million for the nine months ended July 31, 2018).

The fair value of a FVO liability reflects the credit risk relating to that liability. For those FVO liabilities for which we believe changes in our credit risk would impact the fair value from the note holders’ perspective, the related fair value changes were recognized in OCI. The pre-tax impact of changes in CIBC’s own credit risk on our FVO liabilities was a gain of $15 million for the three months ended July 31, 2019 (loss of $8 million and gain of $11 million for the three months ended April 30, 2019 and July 31, 2018, respectively), a gain of $21 million for the nine months ended July 31, 2019 and a gain of $3 million cumulatively (a gain of $8 million for the nine months ended July 31, 2018 and a loss of $6 million cumulatively).